Investments Accounted for Using the Equity Method - Summary of Investments in Equity Accounted Investees (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
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Associates	¥ 3,926,267	¥ 3,467,503
Joint ventures	911,628	693,300
Total	¥ 4,837,895	¥ 4,160,803	¥ 4,297,564